Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Assets Held For Sale [Abstract]
Schedule of components of assets held for sale
$
Property and plant	8,610,504

Schedule of net loss and comprehensive loss from discontinued operations
		For the year ended December 31,
	Notes	2020	2019
		$	$

Revenue		14,514	193,416

Cost of revenue		1,032,010	1,473,839
Gross loss before fair value adjustments		(1,017,496)	(1,280,423)
Fair value adjustments on inventory sold		(945)	16,738
Unrealized loss on changes in fair value of biological assets		166,886	513,625
Gross loss		(1,183,437)	(1,810,786)

Expenses
General and administrative	16	1,665,541	2,735,286
Depreciation and amortization		90,340	424,199
Impairment of property, plant and equipment		387,474	132,273
Total operating expenses		2,143,355	3,291,758

Loss from discontinued operations		(3,326,792)	(5,102,544)

Other income		(79,568)	(53,987)
Loss on sale of equipment		100,337	—
Net loss from discontinued operations		(3,347,561)	(5,048,557)

Schedule of cash flows from discontinued operations
	2020	2019
	$	$
Operating activities
Net loss from discontinued operations	(3,347,561)	(5,048,557)
Add (deduct) items not affecting cash
Depreciation and amortization	108,209	424,199
Change in fair value adjustments on inventory sold	(945)	16,738
Impairment of inventory	534,814	—
Impairment of property, plant and equipment	387,474	—
Change in fair value of biological assets	166,886	513,625
Loss on disposal of inventory	197,436	—
Loss on sale of equipment	100,337	—
Changes in non-cash working capital balances
Trade and other receivables	960,778	(423,945)
Prepaid expenses and deposits	279,870	54,226
Inventories	(21,932)	(709,373)
Biological assets	(166,886)	(513,625)
Trade and other payables	63,861	(895,286)
Cash used in operating activities	(737,659)	(6,581,998)

Investing activities
Purchase of property, plant and equipment	—	(401,817)
Proceeds from sale of equipment	36,616	—
Cash provided by (used in) investing activities	36,616	(401,817)